Restatement of Previously Issued Financial Statements - Schedule of Effect of Restatement Financial Statement - Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 06, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Revision [Line Items]
Warrant liabilities		$ 2,419,470	$ 537,660	$ 488,220	$ 417,150	$ 380,175
Total Liabilities	$ 13,552,000	5,719,000	740,260	968,027	808,603	380,175	$ 81,808
Common stock subject to redemption		234,042,402	237,768,994	237,926,421	238,202,928	205,514,525
Common stock	21,000	15,000	742	741	739	729	634	[1]
Additional paid-in capital		$ 7,929,190	$ 4,202,635	$ 4,045,209	$ 3,768,704	$ 5,000,272	$ 25,453
Number of common shares subject to redemption		23,266,477	23,637,904	23,649,627	23,666,388	20,551,453	0
Accumulated deficit	$ (80,542,000)	$ (61,084,000)	$ 796,633	$ 954,055	$ 1,230,562		$ (1,000)
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Revision [Line Items]
Total Liabilities		1,680,631	202,600	479,807	391,453
Common stock subject to redemption		236,461,872	238,306,654	238,414,641	238,620,078	$ 205,894,700
Common stock		755	736	736	735	725
Additional paid-in capital		$ 5,933,074	$ 4,088,311	$ 3,980,324	$ 3,774,888	$ 5,000,276
Number of common shares subject to redemption		23,507,001	23,691,356	23,698,156	23,707,833	20,589,470
Accumulated deficit		$ (933,821)	$ 910,963	$ 1,018,945	$ 1,224,382
Adjustments [Member]
Error Corrections and Prior Period Adjustments Revision [Line Items]
Warrant liabilities		2,419,470	537,660	488,220	417,150	$ 380,175
Total Liabilities		2,419,470	537,660	488,220	417,150	380,175
Common stock subject to redemption		(2,419,470)	(537,660)	(488,220)	(417,150)	(380,175)
Common stock		24	6	5	4	4
Additional paid-in capital		$ 1,996,116	$ 114,324	$ 64,885	$ (6,184)	$ (4)
Number of common shares subject to redemption		(240,524)	(53,452)	(48,529)	(41,445)	(38,017)
Accumulated deficit		$ (1,996,140)	$ (114,330)	$ (64,890)	$ 6,180

[1]	As of December 31, 2019, included up to 787,500 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 7).